UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
Check here if Amendment [ }; Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement
					[ ] adds new holdings entries.

Institutional Investment Manager filing this Report:
	Name: 		 	Lathrop Investment Management Corp
	Address:		10 Corporate Hill Drive, Suite 225
				Little Rock, Arkansas 72205
	13F File Number:	028-11756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
       Name:			Andrew A. LaGrone
       Title:			Chief Compliance Officer
       Phone:			501.227.4930
       Signature,		Place,		and Date of Signing:
       Andrew A. LaGrone	Little Rock, AR	January 13, 2012

Report Type (Check only one.):
			[x]  13F HOLDINGS REPORT
			[ ]  13F NOTICE
			[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	None
Form 13F Information Table Entry Total:	51
Form 13F Information Table Value Total:	$148,996

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     4982    88594 SH       SOLE                    88594
ACUITY BRANDS                  COM              00508Y102     4298    81086 SH       SOLE                    81086
ADOBE SYSTEMS                  COM              00724F101     3852   136250 SH       SOLE                   136250
APPLE COMPUTER                 COM              037833100      891     2200 SH       SOLE                     2200
AT&T                           COM              00206R102     4656   153975 SH       SOLE                   153975
BANK OF AMERICA                COM              060505104      134    24106 SH       SOLE                    24106
CHEVRONTEXACO                  COM              166751107     1081    10162 SH       SOLE                    10162
CISCO SYSTEMS                  COM              17275R102     3939   217855 SH       SOLE                   217855
CITRIX SYSTEMS                 COM              177376100     4458    73415 SH       SOLE                    73415
COCA COLA                      COM              191216100     1549    22133 SH       SOLE                    22133
CULLEN/FROST                   COM              229899109     4305    81370 SH       SOLE                    81370
CVS CAREMARK                   COM              126650100     5599   137288 SH       SOLE                   137288
ELECTRONIC ARTS                COM              285512109     5339   259155 SH       SOLE                   259155
EMC                            COM              268648102     4882   226635 SH       SOLE                   226635
EXXON MOBIL                    COM              302290101     6316    74511 SH       SOLE                    74511
FOREST OIL                     COM              346091606     2805   207000 SH       SOLE                   207000
GENERAL ELECTRIC               COM              369604103     5632   314440 SH       SOLE                   314440
HALLIBURTON                    COM              406216101      317     9194 SH       SOLE                     9194
HOSPIRA                        COM              441060100     1781    58645 SH       SOLE                    58645
IBM                            COM              459200101      958     5210 SH       SOLE                     5210
ILLINOIS TOOL                  COM              452308109     4178    89439 SH       SOLE                    89439
INTEL                          COM              458140100     4961   204578 SH       SOLE                   204578
JACOBS ENGINEERG               COM              469814107     4523   111450 SH       SOLE                   111450
JARDEN                         COM              471109108     3662   122555 SH       SOLE                   122555
JOHNSON CONTRLS                COM              478366107     4856   155348 SH       SOLE                   155348
KIMBERLY CLARK                 COM              494368103      935    12714 SH       SOLE                    12714
LAZARD LTD-CL A                COM              021260622     3274   125384 SH       SOLE                   125384
LONE PINE RESRCES              COM              54222A106      601    85684 SH       SOLE                    85684
MICROSOFT                      COM              594918104     5072   195368 SH       SOLE                   195368
MONSANTO                       COM              61166W101     4392    62678 SH       SOLE                    62678
NIKE CLASS B                   COM              654106103     5089    52811 SH       SOLE                    52811
NMC                            COM              629196106        0   100000 SH       SOLE                   100000
PEPSICO                        COM              713448108      414     6233 SH       SOLE                     6233
PROCTER & GAMBLE               COM              742718109      267     4007 SH       SOLE                     4007
QUALCOMM                       COM              747525103     4452    81381 SH       SOLE                    81381
REGIONS FINL                   COM              7591EP100     1277   297011 SH       SOLE                   297011
SCHLUMBERGER                   COM              806857108     4572    66929 SH       SOLE                    66929
SIMMONS FIRST NATIONAL         COM              828730200      298    10975 SH       SOLE                    10975
SUNOVIA ENERGY TECHNOLOGIES    COM              86770A104        1    82000 SH       SOLE                    82000
TARGET                         COM              87612E106     4552    88870 SH       SOLE                    88870
TEVA PHARMA                    COM              881624209     3675    91068 SH       SOLE                    91068
THERMO FISHER                  COM              883556102     3403    75665 SH       SOLE                    75665
TYSON FOODS                    COM              902494103     1725    83580 SH       SOLE                    83580
WALMART                        COM              931142103     5502    92075 SH       SOLE                    92075
WALT DISNEY                    COM              254687106     4765   127057 SH       SOLE                   127057
WINDSTREAM                     COM              97381W104      740    62999 SH       SOLE                    62999
COLUMBIA MIDCAP INDEX FD-Z                      19765J608     2063   193351 SH       SOLE                   193351
FIRST EAGLE SOGEN GLOBAL-A                      32008F507      361     8005 SH       SOLE                     8005
FRANKLIN INCOME FUND CL A                       353496300       62    29301 SH       SOLE                    29301
VANGUARD 500 INDEX FUND-SIGN                    922908496      610     6379 SH       SOLE                     6379
VANGUARD INSTL INDEX-INST PL                    922040209      944     8203 SH       SOLE                     8203